Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2015